Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net Income	$ 4,354,000	$ 1,002,000
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Stock-Based Compensation	1,004,000	13,000
Depreciation and Amortization Expense	3,137,000	960,000
Changes in Assets and Liabilities, Net of Acquisition:
Other Assets	(55,000)	(97,000)
Accrued Expenses and Other Liabilities	(1,691,000)	737,000
Security Deposits Payable	2,179,000	0
Rent Received in Advance	913,000	(403,000)
Net Cash Provided by Operating Activities	9,841,000	2,212,000
Cash Flows from Investing Activities:
Cash Acquired from Merger Transaction	64,355,000	0
Payment of Merger Related Transaction Costs	(2,144,000)	0
Reimbursements of Tenant Improvements	(6,719,000)	0
Deferred Real Estate Costs	0	(10,054,000)
Acquisition of Real Estate	(44,648,000)	0
Net Cash Provided by (Used in) Investing Activities	10,844,000	(10,054,000)
Cash Flows from Financing Activities:
Proceeds from Issuance of Common Stock, Net of Offering Costs	39,579,050	0
Preferred Stock Dividends Paid	(4,000)	(8,000)
Common Stock Dividends Paid	(3,060,000)	(494,000)
Restricted Stock Units Dividend Equivalents Paid	(38,000)	0
Distributions to OP Unit Holders	(124,000)	0
Redemption of Series A Preferred Stock	(125,000)	0
Net Cash Provided by (Used by) Financing Activities	36,228,000	(502,000)
Net Increase (Decrease) in Cash and Cash Equivalents	56,913,000	(8,344,000)
Cash and Cash Equivalents - Beginning of Period	19,617,000	66,901,000
Cash and Cash Equivalents - End of Period	76,530,000	58,557,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Accrual for Dividends and Distributions Payable	4,277,000	565,000
Accrual for Reimbursements of Tenant Improvements	807,000	0
Real Estate Assets, In-Place Leases, Other Assets and Liabilities Acquired through the Issuance of Common Stock and Warrants	103,319,000	0
Operating Partnership (OP) [Member]
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Issuance of 88,200 OP Units for Property Acquisition	$ 2,205,000	$ 0